Assets Measure at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	$ 68.1		$ 85.9
Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	64.3	[1]	72.4	[1]
Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	3.8	[2]	13.5	[2]
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	68.1		85.9
Fair Value, Inputs, Level 3 | Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	64.3	[1]	72.4	[1]
Fair Value, Inputs, Level 3 | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	$ 3.8	[2]	$ 13.5	[2]

[1]	Northern Trust provided an additional $11.3 million and $22.5 million of specific allowances to reduce the fair value of these loans during the years ended December 31, 2011 and 2010, respectively.
[2]	Northern Trust charged $1.5 million and $4.9 million through other operating expenses during the years ended December 31, 2011 and 2010, respectively, to reduce the fair values of these Other Real Estate Owned (OREO) properties.